SCHEDULE OF OUTSTANDING STOCK WARRANTS ACTIVITIES (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Underlying Shares Beginning balance	28,693,368
Underlying Shares Granted	6,787,000	28,803,368
Weighted average exercise price, granted	$ 0.01	$ 0.01
Weighted average remaining contractual Llfe (Years), granted	1 year 6 months	1 year 4 months 28 days
Underlying Shares Exercised	(6,709,890)	(110,000)
Weighted average exercise price, exercised	$ 0.01	$ 0.01
Underlying Shares Forfeited
Weighted average exercise price, beginning balance	$ 0.01
Weighted average remaining contractual Llfe (Years), beginning balance	1 year 1 month 13 days
Underlying Shares Ending balance	28,770,478	28,693,368
Weighted average exercise price, ending balance	$ 0.01	$ 0.01
Weighted average remaining contractual Llfe (Years), ending balance	5 months 8 days